BNY Mellon Responsible Horizons Corporate Bond ETF
Statement of Investments
September 30,2024 (Unaudited)
Description
Principal
Amount ($)
(a)
Value ($)
Corporate Bonds – 95.9%
Agriculture – 0.2%
Bunge Ltd. Finance Corp.
,
4.10% , 1/07/2028 49,000 48,991
48,991
Airlines – 0.6%
Delta Air Lines, Inc. / SkyMiles IP Ltd.
,
4.75% , 10/20/2028
(b)
80,000 79,929
United Airlines 2024-1 Class Aa Pass-Through Trust
,
Series AA , 5.45% , 2/15/2037 51,000 53,274
133,203
Auto Manufacturers – 2.1%
Ford Motor Co.
3.25%, 2/12/2032 75,000 63,896
6.10%, 8/19/2032 22,000 22,558
General Motors Co.
,
5.95% , 4/01/2049 34,000 33,729
General Motors Financial Co., Inc.
,
6.10% , 1/07/2034 66,000 68,762
Mercedes-Benz Finance North America LLC
,
1.45% , 3/02/2026
(b)
150,000 144,377
Stellantis Finance U.S., Inc.
,
2.69% , 9/15/2031
(b)
200,000 170,657
503,979
Banks – 22.4%
Bank of America Corp.
3.82%, 1/20/2028 165,000 163,233
5.20%, 4/25/2029 113,000 116,216
3.19%, 7/23/2030 200,000 189,353
2.57%, 10/20/2032 134,000 117,533
5.29%, 4/25/2034 65,000 67,602
Bank of Nova Scotia (The)
,
4.85% , 2/01/2030 108,000 110,553
Canadian Imperial Bank of Commerce
,
5.00% , 4/28/2028 100,000 102,465
Citigroup, Inc.
3.11%, 4/08/2026 125,000 123,791
3.98%, 3/20/2030 195,000 191,028
6.17%, 5/25/2034 54,000 57,640
5.45%, 6/11/2035 55,000 57,390
Citizens Financial Group, Inc.
,
5.64% , 5/21/2037 80,000 79,285
Cooperatieve Rabobank UA
,
1.00% , 9/24/2026
(b)
250,000 241,512
Credit Agricole SA
,
6.32% , 10/03/2029
(b)
250,000 265,928
Goldman Sachs Group, Inc. (The)
1.09%, 12/09/2026 150,000 143,929
2.64%, 2/24/2028 60,000 57,680
4.41%, 4/23/2039 220,000 207,509
HSBC Holdings PLC
,
6.33% , 3/09/2044 200,000 226,062
Industrial Bank of Korea
,
5.38% , 10/04/2028
(b)
200,000 209,609
ING Groep NV
,
5.55% , 3/19/2035 200,000 209,753
JPMorgan Chase & Co.
5.01%, 1/23/2030 150,000 153,874
5.77%, 4/22/2035 112,000 120,738
3.88%, 7/24/2038 170,000 155,386
Morgan Stanley
4.68%, 7/17/2026 130,000 129,849
1.93%, 4/28/2032 250,000 212,180
5.95%, 1/19/2038 38,000 39,850
5.94%, 2/07/2039 80,000 84,026
PNC Financial Services Group, Inc. (The)
4.76%, 1/26/2027 115,000 115,440
5.49%, 5/14/2030 125,000 130,652
4.63%, 6/06/2033 95,000 93,701

Statement of Investments
(continued)
Description
Principal
Amount ($)
(a)
Value ($)
Corporate Bonds – 95.9% (continued)
Banks – 22.4% (continued)
Royal Bank of Canada
,
7.50% , 5/02/2084 200,000 214,082
State Street Corp.
,
Series I , 6.70%
(c)
63,000 65,425
Toronto-Dominion Bank (The)
5.26%, 12/11/2026 20,000 20,504
7.25%, 7/31/2084 200,000 208,870
Truist Financial Corp.
6.05%, 6/08/2027 14,000 14,371
7.16%, 10/30/2029 66,000 72,357
5.87%, 6/08/2034 10,000 10,635
5.71%, 1/24/2035 19,000 20,023
UBS Group AG
,
6.30% , 9/22/2034
(b)
200,000 219,600
US Bancorp
6.79%, 10/26/2027 102,000 107,130
5.78%, 6/12/2029 86,000 90,154
5.68%, 1/23/2035 46,000 48,779
Westpac Banking Corp.
,
2.67% , 11/15/2035 50,000 43,645
5,309,342
Beverages – 2.3%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
,
4.90% , 2/01/2046 100,000 98,563
Anheuser-Busch InBev Worldwide, Inc.
4.60%, 4/15/2048 15,000 14,270
5.55%, 1/23/2049 50,000 53,937
Coca-Cola Co. (The)
4.65%, 8/14/2034 40,000 40,981
3.50%, 5/14/2044 EUR 100,000 109,928
Diageo Capital PLC
,
5.63% , 10/05/2033 200,000 215,669
533,348
Biotechnology – 1.6%
Amgen, Inc.
1.65%, 8/15/2028 75,000 68,302
5.25%, 3/02/2030 33,000 34,442
5.60%, 3/02/2043 33,000 34,689
4.66%, 6/15/2051 100,000 91,656
4.88%, 3/01/2053 22,000 20,706
5.65%, 3/02/2053 31,000 32,633
Gilead Sciences, Inc.
,
5.55% , 10/15/2053 23,000 24,712
Illumina, Inc.
,
5.75% , 12/13/2027 61,000 63,387
370,527
Building Materials – 1.1%
Builders FirstSource, Inc.
6.38%, 6/15/2032
(b)
18,000 18,673
6.38%, 3/01/2034
(b)
26,000 27,030
Carrier Global Corp.
,
5.90% , 3/15/2034 9,000 9,829
Johnson Controls International PLC / Tyco Fire & Security Finance SCA
,
4.90% , 12/01/2032 94,000 96,030
Trane Technologies Financing Ltd.
5.25%, 3/03/2033 100,000 105,131
5.10%, 6/13/2034 14,000 14,597
271,290

Description
Principal
Amount ($)
(a)
Value ($)
Corporate Bonds – 95.9% (continued)
Chemicals – 2.7%
Braskem Netherlands Finance BV
,
4.50% , 1/31/2030
(b)
200,000 178,451
Dow Chemical Co. (The)
,
6.30% , 3/15/2033 33,000 36,423
Huntsman International LLC
,
5.70% , 10/15/2034 74,000 73,436
LYB International Finance III LLC
,
5.50% , 3/01/2034 130,000 135,313
Nutrien Ltd.
4.00%, 12/15/2026 200,000 198,659
4.90%, 3/27/2028 12,000 12,244
634,526
Commercial Services – 2.0%
Ashtead Capital, Inc.
,
4.25% , 11/01/2029
(b)
200,000 194,701
ERAC USA Finance LLC
3.80%, 11/01/2025
(b)
125,000 124,153
4.90%, 5/01/2033
(b)
77,000 78,533
United Rentals North America, Inc.
,
5.25% , 1/15/2030 50,000 50,082
Williams Scotsman, Inc.
,
6.63% , 6/15/2029
(b)
34,000 35,037
482,506
Computers – 2.5%
Dell International LLC / EMC Corp.
3.38%, 12/15/2041 80,000 62,897
3.45%, 12/15/2051 26,000 19,075
Hewlett Packard Enterprise Co.
4.55%, 10/15/2029 120,000 119,719
5.00%, 10/15/2034 93,000 92,110
IBM International Capital Pte Ltd.
4.75%, 2/05/2031 200,000 205,072
5.25%, 2/05/2044 100,000 101,889
600,762
Diversified Financial Services – 4.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.85%, 10/29/2041 150,000 125,514
6.95%, 3/10/2055 150,000 155,571
Air Lease Corp.
,
2.10% , 9/01/2028 135,000 123,607
Aircastle Ltd. / Aircastle Ireland DAC
,
5.75% , 10/01/2031
(b)
150,000 154,305
BlackRock Funding, Inc.
,
5.35% , 1/08/2055 36,000 37,926
Capital One Financial Corp.
,
2.36% , 7/29/2032 79,000 64,748
Discover Financial Services
,
6.70% , 11/29/2032
(d)
61,000 67,055
Intercontinental Exchange, Inc.
4.60%, 3/15/2033 80,000 80,779
4.95%, 6/15/2052
(d)
24,000 23,914
LSEGA Financing PLC
,
1.38% , 4/06/2026
(b)
200,000 191,594
Mastercard, Inc.
,
4.35% , 1/15/2032 108,000 108,564
NASDAQ, Inc.
,
5.95% , 8/15/2053 27,000 29,410
1,162,987
Electric – 8.4%
Avangrid, Inc.
,
3.20% , 4/15/2025 130,000 128,695
Commonwealth Edison Co.
,
5.65% , 6/01/2054 175,000 188,360
Consolidated Edison Co. of New York, Inc.
Series 05-A, 5.30%, 3/01/2035 135,000 141,605
Series A, 4.13%, 5/15/2049 100,000 85,199
Constellation Energy Generation LLC
6.50%, 10/01/2053 70,000 81,026
5.75%, 3/15/2054 17,000 18,003

Statement of Investments
(continued)
Description
Principal
Amount ($)
(a)
Value ($)
Corporate Bonds – 95.9% (continued)
Electric – 8.4% (continued)
Electricite de France SA
,
9.13%
(b)(c)
200,000 228,159
ENEL Finance America LLC
,
7.10% , 10/14/2027
(b)
200,000 214,918
ENEL Finance International NV
,
5.00% , 6/15/2032
(b)
200,000 202,382
Eversource Energy
Series R, 1.65%, 8/15/2030 110,000 94,080
5.50%, 1/01/2034 26,000 27,005
Exelon Corp.
,
4.05% , 4/15/2030 120,000 118,205
New England Power Co.
,
5.94% , 11/25/2052
(b)
71,000 76,410
New York State Electric & Gas Corp.
,
5.85% , 8/15/2033
(b)
95,000 100,825
Public Service Electric & Gas Co.
4.65%, 3/15/2033 80,000 81,181
5.13%, 3/15/2053 44,000 44,865
5.45%, 8/01/2053 125,000 132,829
Public Service Enterprise Group, Inc.
,
6.13% , 10/15/2033 32,000 34,881
1,998,628
Entertainment – 0.5%
WarnerMedia Holdings, Inc.
4.05%, 3/15/2029 100,000 94,764
5.39%, 3/15/2062 24,000 18,404
113,168
Food – 2.3%
Bimbo Bakeries USA, Inc.
,
5.38% , 1/09/2036
(b)
200,000 205,940
General Mills, Inc.
,
4.95% , 3/29/2033 134,000 137,498
J.M. Smucker Co. (The)
5.90%, 11/15/2028 30,000 31,963
4.25%, 3/15/2035 50,000 47,957
6.50%, 11/15/2043 18,000 20,340
6.50%, 11/15/2053 17,000 19,696
Kroger Co. (The)
5.00%, 9/15/2034 41,000 41,358
5.50%, 9/15/2054 22,000 22,157
US Foods, Inc.
,
6.88% , 9/15/2028
(b)
24,000 25,045
551,954
Forest Products & Paper – 0.2%
Suzano Austria GmbH
,
3.75% , 1/15/2031 59,000 54,406
54,406
Gas – 0.9%
Atmos Energy Corp.
,
5.50% , 6/15/2041 55,000 57,748
Boston Gas Co.
,
6.12% , 7/20/2053
(b)
150,000 159,339
217,087
Healthcare-Products – 1.4%
Alcon Finance Corp.
,
5.38% , 12/06/2032
(b)
200,000 209,213
Thermo Fisher Scientific, Inc.
,
1.50% , 10/01/2039 EUR 100,000 85,365
Zimmer Biomet Holdings, Inc.
,
5.35% , 12/01/2028 28,000 29,070
323,648
Healthcare-Services – 1.7%
Cigna Group (The)
,
5.60% , 2/15/2054 26,000 26,868
HCA, Inc.
5.25%, 6/15/2026 150,000 151,161
5.45%, 4/01/2031 40,000 41,689
4.63%, 3/15/2052 55,000 47,778
UnitedHealth Group, Inc.
3.05%, 5/15/2041 50,000 39,496
5.88%, 2/15/2053 25,000 27,702
4.95%, 5/15/2062 29,000 28,074

Description
Principal
Amount ($)
(a)
Value ($)
Corporate Bonds – 95.9% (continued)
Healthcare-Services – 1.7% (continued)
UnitedHealth Group, Inc. (continued)
6.05%, 2/15/2063 42,000 47,594
410,362
Home Builders – 0.5%
Dr Horton, Inc.
,
5.00% , 10/15/2034 92,000 93,325
KB Home
,
4.00% , 6/15/2031 28,000 25,924
119,249
Insurance – 3.8%
Allianz SE
,
6.35% , 9/06/2053
(b)
200,000 218,049
Allstate Corp. (The)
,
3.85% , 8/10/2049 50,000 41,055
Corebridge Financial, Inc.
,
5.75% , 1/15/2034 34,000 35,860
Corebridge Global Funding
,
5.20% , 1/12/2029
(b)
115,000 118,223
Liberty Mutual Group, Inc.
,
4.30% , 2/01/2061
(b)
54,000 36,331
Lincoln National Corp.
,
5.85% , 3/15/2034 52,000 54,773
Marsh & McLennan Cos., Inc.
,
5.45% , 3/15/2053 85,000 88,540
MetLife, Inc.
6.40%, 12/15/2036 100,000 106,231
5.00%, 7/15/2052 8,000 7,928
Metropolitan Life Global Funding I
,
1.55% , 1/07/2031
(b)
150,000 126,123
XL Group Ltd.
,
5.25% , 12/15/2043 75,000 74,221
907,334
Leisure Time – 0.1%
Royal Caribbean Cruises Ltd.
,
6.25% , 3/15/2032
(b)
28,000 29,063
29,063
Machinery-Diversified – 0.3%
AGCO Corp.
,
5.80% , 3/21/2034 78,000 81,600
81,600
Media – 1.9%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
6.48%, 10/23/2045 60,000 57,914
5.25%, 4/01/2053 74,000 60,509
4.40%, 12/01/2061 50,000 34,036
Comcast Corp.
4.65%, 2/15/2033 100,000 101,466
2.94%, 11/01/2056 150,000 98,126
Paramount Global
,
6.38% , 3/30/2062 40,000 37,031
Walt Disney Co. (The)
,
3.50% , 5/13/2040 68,000 57,947
447,029
Mining – 0.1%
Newmont Corp. / Newcrest Finance Pty Ltd.
,
5.35% , 3/15/2034 32,000 33,551
33,551
Oil & Gas – 2.5%
AKER BP ASA
,
3.10% , 7/15/2031
(b)
200,000 178,331
BP Capital Markets America, Inc.
,
3.00% , 2/24/2050 65,000 45,065
ENI SpA
,
5.95% , 5/15/2054
(b)
200,000 206,122
Parkland Corp.
,
4.50% , 10/01/2029
(b)
50,000 47,373
TotalEnergies Capital International SA
,
3.13% , 5/29/2050 90,000 65,232
TotalEnergies Capital SA
4.72%, 9/10/2034 34,000 34,184
5.49%, 4/05/2054 21,000 21,718
598,025
Oil & Gas Services – 1.1%
Schlumberger Holdings Corp.
4.30%, 5/01/2029
(b)
200,000 200,144
5.00%, 11/15/2029
(b)
49,000 50,604

Statement of Investments
(continued)
Description
Principal
Amount ($)
(a)
Value ($)
Corporate Bonds – 95.9% (continued)
Oil & Gas Services – 1.1% (continued)
Schlumberger Holdings Corp. (continued)
250,748
Packaging & Containers – 2.2%
Ball Corp.
,
6.00% , 6/15/2029 45,000 46,627
Berry Global, Inc.
,
5.50% , 4/15/2028 200,000 205,053
Sealed Air Corp.
,
6.50% , 7/15/2032
(b)
33,000 34,114
Smurfit Kappa Treasury ULC
,
5.44% , 4/03/2034
(b)
200,000 208,690
Sonoco Products Co.
,
4.45% , 9/01/2026 22,000 22,016
516,500
Pharmaceuticals – 5.1%
AbbVie, Inc.
4.95%, 3/15/2031 15,000 15,601
4.05%, 11/21/2039 100,000 92,422
AstraZeneca Finance LLC
,
2.25% , 5/28/2031 150,000 133,082
Bristol-Myers Squibb Co.
5.10%, 2/22/2031 70,000 73,317
4.25%, 10/26/2049 35,000 30,758
6.25%, 11/15/2053 22,000 25,503
5.55%, 2/22/2054 7,000 7,421
6.40%, 11/15/2063 14,000 16,480
Eli Lilly & Co.
,
4.70% , 2/27/2033 45,000 46,310
Novartis Capital Corp.
,
4.70% , 9/18/2054 17,000 16,652
Pfizer Investment Enterprises Pte Ltd.
5.11%, 5/19/2043 57,000 58,074
5.30%, 5/19/2053 86,000 89,050
5.34%, 5/19/2063 87,000 89,446
Pfizer, Inc.
,
2.63% , 4/01/2030 120,000 111,353
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/2028 200,000 205,107
5.30%, 7/05/2034 200,000 208,803
1,219,379
Pipelines – 1.3%
Enbridge, Inc.
6.20%, 11/15/2030 26,000 28,323
5.50%, 7/15/2077 60,000 58,456
Galaxy Pipeline Assets Bidco Ltd.
,
2.16% , 3/31/2034
(b)
154,858 137,472
Williams Cos., Inc. (The)
,
5.75% , 6/24/2044 80,000 82,368
306,619
Real Estate – 6.1%
Agree LP
2.90%, 10/01/2030 150,000 136,192
5.63%, 6/15/2034 10,000 10,466
Alexandria Real Estate Equities, Inc.
,
1.88% , 2/01/2033 167,000 134,252
American Homes 4 Rent LP
5.50%, 2/01/2034 175,000 180,827
4.30%, 4/15/2052 34,000 28,160
Boston Properties LP
,
2.75% , 10/01/2026 100,000 96,420
Crown Castle, Inc.
3.80%, 2/15/2028 100,000 98,179
4.90%, 9/01/2029 120,000 122,025

Description
Principal
Amount ($)
(a)
Value ($)
Corporate Bonds – 95.9% (continued)
Real Estate – 6.1% (continued)
Equinix, Inc.
,
1.00% , 9/15/2025 100,000 96,570
ERP Operating LP
,
4.15% , 12/01/2028 100,000 99,836
Kite Realty Group LP
,
5.50% , 3/01/2034 10,000 10,309
Kite Realty Group Trust
,
4.00% , 3/15/2025 50,000 49,736
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
,
7.00% , 2/01/2030
(b)
28,000 29,130
Phillips Edison Grocery Center Operating Partnership I LP
5.75%, 7/15/2034 12,000 12,540
4.95%, 1/15/2035 26,000 25,558
ProLogis Euro Finance LLC
,
1.50% , 9/10/2049 EUR 100,000 67,842
Regency Centers LP
,
5.25% , 1/15/2034 36,000 37,185
Rexford Industrial Realty LP
,
5.00% , 6/15/2028 126,000 128,081
Ventas Realty LP
,
5.63% , 7/01/2034 84,000 88,442
1,451,750
Retail – 2.7%
7-Eleven, Inc.
,
2.50% , 2/10/2041
(b)
100,000 70,167
AutoZone, Inc.
,
4.50% , 2/01/2028 98,000 98,905
Group 1 Automotive, Inc.
,
6.38% , 1/15/2030
(b)
8,000 8,147
Home Depot, Inc. (The)
5.30%, 6/25/2054 24,000 25,242
3.50%, 9/15/2056 150,000 115,547
Lowe's Cos., Inc.
2.80%, 9/15/2041 100,000 73,472
4.25%, 4/01/2052 6,000 5,085
5.63%, 4/15/2053 47,000 48,962
4.45%, 4/01/2062 37,000 31,373
Macy's Retail Holdings LLC
,
5.88% , 3/15/2030
(b)
31,000 30,428
McDonald's Corp.
,
4.88% , 12/09/2045 54,000 52,481
Starbucks Corp.
,
5.00% , 2/15/2034 78,000 80,341
640,150
Semiconductors – 2.1%
Advanced Micro Devices, Inc.
,
4.39% , 6/01/2052 46,000 42,866
Broadcom, Inc.
,
4.35% , 2/15/2030 115,000 114,807
Intel Corp.
5.20%, 2/10/2033 37,000 37,504
5.63%, 2/10/2043 30,000 29,837
5.70%, 2/10/2053 31,000 30,562
Micron Technology, Inc.
,
2.70% , 4/15/2032 134,000 117,101
NXP BV / NXP Funding LLC / NXP USA, Inc.
,
3.25% , 5/11/2041 120,000 93,708
Texas Instruments, Inc.
,
5.05% , 5/18/2063 31,000 31,133
497,518
Software – 2.3%
Fidelity National Information Services, Inc.
,
1.15% , 3/01/2026 130,000 124,310
Fiserv, Inc.
,
5.45% , 3/15/2034 115,000 120,258
Microsoft Corp.
,
2.68% , 6/01/2060 100,000 65,973
Oracle Corp.
4.65%, 5/06/2030 49,000 49,991
3.65%, 3/25/2041 100,000 82,727
4.00%, 7/15/2046 50,000 41,505
5.50%, 9/27/2064 71,000 70,784
555,548
Telecommunications – 3.6%
AT&T, Inc.
2.55%, 12/01/2033 200,000 168,671
3.50%, 6/01/2041 100,000 81,889
3.55%, 9/15/2055 50,000 36,604

Statement of Investments
(continued)
Description
Principal
Amount ($)
(a)
Value ($)
Corporate Bonds – 95.9% (continued)
Telecommunications – 3.6% (continued)
Rogers Communications, Inc.
4.50%, 3/15/2042 80,000 71,932
4.55%, 3/15/2052 62,000 53,737
T-Mobile USA, Inc.
3.50%, 4/15/2031 150,000 141,295
3.30%, 2/15/2051 75,000 54,489
Verizon Communications, Inc.
1.50%, 9/18/2030 100,000 85,826
2.85%, 9/03/2041 60,000 45,155
3.88%, 3/01/2052 100,000 82,042
5.50%, 2/23/2054 34,000 35,669
857,309
Transportation – 1.7%
Canadian National Railway Co.
,
4.40% , 8/05/2052 23,000 21,265
Canadian Pacific Railway Co.
,
1.75% , 12/02/2026 50,000 47,589
CSX Corp.
,
3.95% , 5/01/2050 90,000 76,305
FedEx Corp.
,
4.75% , 11/15/2045 84,000 77,247
Ryder System, Inc.
,
5.65% , 3/01/2028 80,000 83,405
Union Pacific Corp.
,
4.95% , 9/09/2052 58,000 58,128
XPO, Inc.
,
6.25% , 6/01/2028
(b)
30,000 30,739
394,678
Trucking & Leasing – 0.7%
Penske Truck Leasing Co. LP / PTL Finance Corp.
,
5.55% , 5/01/2028
(b)
150,000 155,219
155,219
Total Corporate Bonds (cost $22,796,170) 22,781,983
Principal
Amount ($)
Foreign Governmental – 0.9%
Chile Government International Bond
,
4.85%, 1/22/2029 200,000 204,670
Total Foreign Governmental (cost $199,830) 204,670
Municipal Securities – 0.0%
California Health Facilities Financing Authority, RB
,
Series 2022, 4.35%, 6/01/2041 10,000 9,501
Total Municipal Securities (cost $10,000) 9,501
U.S. Treasury Government Securities – 1.5%
U.S. Treasury Bonds
4.50%, 2/15/2044 210,000 219,187
4.25%, 2/15/2054 49,000 49,949
4.63%, 5/15/2054 32,000 34,718
U.S. Treasury Note
,
3.88%, 8/15/2034 44,000 44,313
Total U.S. Treasury Government Securities (cost $340,934) 348,167
Shares
Investment Companies – 0.6%
Registered Investment Companies – 0.6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.90%
(e)(f)
(cost $144,548) 144,548 144,548
Total Investments (cost $23,491,482) 98.9% 23,488,869
Cash and Receivables (Net) 1.1% 254,026
Net Assets 100.0% 23,742,895
EUR—Euro
RB—Revenue Bond

See Notes to Statement of Investments
(a)
Amounts stated in U.S. Dollar unless otherwise noted above.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, these securities were valued at $5,670,789 or 23.88% of net assets.
(c)
Perpetual bond with no specified maturity date.
(d)
Security, or portion thereof, on loan. At September 30, 2024, the value of the fund’s securities on loan was $90,969 and the value of the collateral was $98,336, consisting of
U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.
(e)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(f)
The rate shown is the 1-day yield as of September 30, 2024.
Futures
Description
Number
of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
U.S. Treasury Long Bonds 11 12/19/2024 1,368,236 1,366,063 (2,173)
U.S. Treasury 2 Year Notes 11 12/31/2024 2,283,549 2,290,664 7,115
U.S. Treasury 10 Year Notes 1 12/19/2024 113,889 114,281 392
Futures Short
U.S. Treasury Ultra Bonds 1 12/19/2024 134,123 133,094 1,029
Euro-Buxl 3 12/6/2024 445,338
*
450,559 (5,221)
U.S. Treasury 10 Year Ultra Notes 22 12/19/2024 2,605,461 2,602,531 2,930
Gross Unrealized Appreciation 11,467
Gross Unrealized Depreciation (7,395)
*
Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.
Forward Foreign Currency Exchange Contracts
Counterparty /
Purchased Currency
Purchased Currency
Amounts Currency Sold
Sold Currency
Amounts Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
Goldman Sachs & Co.
United States Dollar 312,378 Euro 301,011 10/4/2024 (4,730)
United States Dollar 146,766 Euro 134,000 10/16/2024 (2,506)
United States Dollar 110,135 Euro 99,000 10/24/2024 (188)
United States Dollar 21,192 Euro 19,000 11/7/2024 7
United States Dollar 159,280 Euro 142,000 11/15/2024 906
Gross Unrealized Appreciation 912
Gross Unrealized Depreciation (7,423)

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited)
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative
U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative
GAAP for SEC registrants. BNY Mellon Responsible Horizons Corporate Bond ETF (the “fund”) is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within
Level 1 of the fair value hierarchy.
BNY Mellon ETF Trust’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to
Rule 2a-5 under the Act.
Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills), futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”)
approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities)
and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Each Service and independent valuation firm is engaged under the general oversight of the Board. Overnight and certain other short-term debt instruments (excluding U.S. Treasury
Bills) will be valued by the amortized cost method, which approximates value, unless a Service provides a valuation for such security or, in the opinion of the Board or a committee or other persons designated by the Board, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within
Level 3 of the fair value hierarchy.

Futures, which are traded on an exchange, are valued at the last sales price on securities exchange on which such contracts are primarily traded or at the last sales price on the exchange on each business day and are generally categorized within Level 1 of the fair value hierarchy.
Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.
The table below summarizes the inputs used as of September 30, 2024 in valuing the fund’s investments:
Fair Value Measurements
Pursuant to a securities lending agreement with BNY Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times.
Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S.
Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of
New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”)
with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties.
Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a
Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination. Rule 18f-4 under the Act regulates the use of derivative transactions for certain funds registered under the Act. The fund’s derivative transactions are subject to a value-at-
risk leverage limit and certain reporting and other requirements pursuant to a derivatives risk management program adopted by the fund.
Each type of derivative instrument that was held by the fund during the period ended September 30, 2024 is discussed below.
Futures: In the normal course of pursuing its investment objective, exposed to market risk, including interest risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage the exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.
Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses
.
When the contracts are closed, the
fund recognizes a realized gain or loss
.
There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at September 30, 2024, are set forth in the Statement of Investments.
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Corporate Bonds — 22,781,983 — 22,781,983
Foreign Governmental — 204,670 — 204,670
Municipal Securities — 9,501 — 9,501
U.S. Treasury Government Securities — 348,167 — 348,167
Investment Companies 144,548 — — 144,548
Other Financial Instruments:
Futures
††
11,467 — — 11,467
Forward Foreign Currency Exchange Contracts
††
— 912 — 912
Liabilities ($)
Other Financial Instruments:
Futures
††
(7,395) — — (7,395)
Forward Foreign Currency Exchange Contracts
††
— (7,423) — (7,423)
†
See Statement of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end.

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited) (continued)
Forward Foreign Currency Exchange Contracts:
T
he fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at September 30, 2024 are set forth in the Statement of Investments.
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.
At September 30, 2024, accumulated net unrealized depreciation on investments was $5,052, consisting of gross appreciation of $638,865 and gross depreciation of $643,917.
At September 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).